Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Portfolio Series Fixed Income Investor Fund))	0 Months Ended
	May 31, 2011
Class A
Average Annual Return:
1 Year	4.64%
5 Years (or life of class if less)	(4.67%)
Inception Date	Dec. 19, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.87%
5 Years (or life of class if less)	(6.58%)
Class A | Return After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.00%
5 Years (or life of class if less)	(5.04%)
Class B
Average Annual Return:
1 Year	4.03%
5 Years (or life of class if less)	(4.68%)
Inception Date	Dec. 19, 2007
Class C
Average Annual Return:
1 Year	8.19%
5 Years (or life of class if less)	(3.85%)
Inception Date	Dec. 19, 2007
Class N
Average Annual Return:
1 Year	8.73%
5 Years (or life of class if less)	(3.37%)
Inception Date	Dec. 19, 2007
Class Y
Average Annual Return:
1 Year	10.20%
5 Years (or life of class if less)	(2.96%)
Inception Date	Dec. 19, 2007
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years (or life of class if less)	5.90%	[1]
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.17%
5 Years (or life of class if less)	6.15%	[1]

[1]	From 12-31-07